Pension Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Pension Liabilities
Summary of net pension obligation per country

	December 31,
Net obligation per country	2023	2022
Switzerland	(3,394)	(789)
France	(127)	(94)
Total	(3,521)	(884)

Summary of changes in the defined-benefit pension obligations

	Defined Benefit	Defined Benefit	Fair Value	Employee
	Plan Obligation	Plan Obligation	of Plan Assets	Benefit
	(Switzerland)	(France)	(Switzerland)	Obligations
January 1, 2023	(6,027)	(94)	5,238	(884)

Service costs	(1,599)	(18)	—	(1,617)
Interest expense	(117)	(4)	119	(1)
Employee contribution	—	—	920	920
Subtotal included in the operating loss in the consolidated statements of income	(1,716)	(21)	1,039	(698)

Amounts paid/received	2,441	—	(2,441)	—

Return on assets (excluding interest expenses)	—	—	(67)	(67)
Actuarial gains/(losses) related to changes in demographic assumptions	—	(13)	—	(13)
Actuarial gains/(losses) related to changes in financial assumptions	(2,316)	—	—	(2,316)
Other actuarial gains/(losses)	52	—	—	52
Plan amendment	(433)	—	—	(433)
Subtotal included in other comprehensive income	(2,697)	(13)	(67)	(2,777)

Employer contributions	—	—	920	920
Currency translation effect	(397)	2	313	(82)
December 31, 2023	(8,395)	(127)	5,001	(3,521)

	Defined	Defined
	Benefit Plan	Benefit Plan	Fair Value	Employee
	Obligation	Obligation	of Plan Assets	Benefit
	(Switzerland)	(France)	(Switzerland)	Obligations
January 1, 2022	(7,942)	(111)	4,871	(3,182)

Service costs	(1,530)	(26)	—	(1,556)
Interest expense	(27)	(1)	18	(10)
Employee contribution	—	—	887	887
Subtotal included in the operating loss in the consolidated statements of income	(1,558)	(27)	906	(679)

Amounts paid/received	2,140	—	(2,140)	—

Return on assets (excluding interest expenses)	—	—	34	34
Actuarial gains/(losses) related to changes in demographic assumptions	—	54	—	54
Actuarial gains/(losses) related to changes in financial assumptions	2,846	—	—	2,846
Other actuarial gains/(losses)	(454)	—	—	(454)
Subtotal included in other comprehensive income	2,392	54	34	2,480

Employer contributions	—	—	887	887
Currency translation effect	(1,059)	(9)	679	(390)
December 31, 2022	(6,027)	(94)	5,238	(884)

Summary of distribution by plan assets

	December 31,
Distribution by Plan Assets (Switzerland)	2023	2022
Cash	430	137
Bonds	515	3,048
Mortgage loans	75	655
Shares	1,450	126
Real estate	1,581	901
Other investments	950	372
Total	5,001	5,238

Summary of actuarial assumptions on the balance sheet date

	December 31,
Actuarial Assumptions on the Closing Balance	2023		2022
Swiss pension plan
Discount rate	1.45		2.30%
Mortality table	LPP 2020 generation		LPP 2020 generation
Salary revaluation rate	2.00%		1.00%
Retirement pension inflation rate	1.00%		0.50%
Deposit rate on savings accounts	1.50%		1.00%
Turnover rate	10.00%		10.00%
Remaining life expectancy after retirement	23.1	years	18.6	years
Retirement age	65	years	65	years

Summary of sensitivity analysis

	December 31,
Sensitivity Analysis	2023	2022
Pension commitments under current assumptions for Swiss pension plans	8,395	6,027
Discount rate, -0.5%	9,426	6,615
Discount rate, +0.5%	7,511	5,518
Retirement pension inflation rate, -0.5%	7,940	5,797
Retirement pension inflation rate, +0.5%	8,902	6,281
Salary revaluation rate, -0.5%	8,231	5,927
Salary revaluation rate, +0.5%	8,567	6,131